Share Based Compensation Plan	12 Months Ended
Dec. 31, 2012
Share Based Compensation Plan [Abstract]
Share Based Compensation Plan

Note 19:	Share Based Compensation Plan

On March 12, 2007, the Company's share-based compensation plan, the 1997 Stock Option Plan (the "1997 Plan") expired in accordance with its terms.  In April 2008, the shareholders approved the Rurban Financial Corp. 2008 Stock Incentive Plan (the "2008 Plan").

The 2008 Plan permits the grant or award of incentive stock options, nonqualified stock options, stock appreciation rights ("SARs"), and restricted stock for up to 250,000 Common Shares of the Company.

The 2008 Plan is intended to advance the interests of the Company and its shareholders by offering employees, directors and advisory board members of the Company and its subsidiaries an opportunity to acquire or increase their ownership interest in the Company through grants of equity-based awards.  The 2008 Plan permits equity-based Awards to be used to attract, motivate, reward and retain highly competent individuals upon whose judgment, initiative, leadership and efforts are key to the success of the Company by encouraging those individuals to become shareholders of the Company.

Option awards are generally granted with an exercise price equal to the market price of the Company’s stock at the date of grant, and those option awards generally vest based on 5 years of continuous service and have 10-year contractual terms.

The compensation cost charged against income for both the 1997 and 2008 Plans was $0.05 million and $0.09 million for 2012 and 2011, respectively.  The total income tax benefit recognized in the income statement for share-based compensation arrangements was $0.02 million and $0.02 million for 2012 and 2011, respectively.

The fair value of each option award was estimated on the date of grant using the Black-Scholes valuation model.  No options were granted in either 2012 or 2011.

A summary of option activity under the Company’s plans as of December 31, 2012, and changes during the year then ended, is presented below:

	2012
	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding,
beginning of year	303,974	$9.85
Granted	-	-
Forfeited	1,500	6.98
Expired	3,125	13.30
Outstanding, end of year	299,349	$9.86	4.81	$-

Exercisable, end of year	211,149	$11.07	3.85	$-

As of December 31, 2012, there was $0.10 million of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2008 Plan.  That cost is expected to be recognized over a weighted-average period of 1.04 years.